UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

1.807739.102

AMP-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
Autoliv, Inc.	13,630	$ 751,149
Fuel Systems Solutions, Inc. (a)	128,111	1,629,572
New Focus Auto Tech Holdings Ltd.	1,016,000	259,521
Showa Corp.	47,700	864,006
		3,504,248
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	12,165,000	1,436,568
Harley-Davidson, Inc.	13,800	865,950
Hyundai Motor Co.	537	45,965
Mahindra & Mahindra Ltd.	18,659	277,134
		2,625,617
Distributors - 0.0%
China Resources Enterprise Ltd.	74,000	160,336
Diversified Consumer Services - 0.2%
ITT Educational Services, Inc. (a)	42,713	2,831,872
Raffles Education Corp. Ltd.	274,000	438,193
		3,270,065
Hotels, Restaurants & Leisure - 1.0%
Accor SA	21,000	1,431,368
Minor International PCL (For. Reg.)	309,100	78,581
Red Robin Gourmet Burgers, Inc. (a)	29,600	1,364,856
Sonic Corp. (a)	269,502	6,093,440
St. Marc Holdings Co. Ltd.	73,600	4,703,373
TAJ GVK Hotels & Resorts Ltd.	58,333	284,913
		13,956,531
Household Durables - 0.8%
Cyrela Brazil Realty SA	41,000	697,491
Daito Trust Construction Co.	51,600	2,799,577
Leggett & Platt, Inc.	45,700	1,143,871
Nihon Eslead Corp.	54,100	1,630,166
Sekisui House Ltd.	204,000	3,085,598
The Stanley Works	46,500	2,318,025
Woongjin Coway Co. Ltd.	3,610	88,123
		11,762,851
Internet & Catalog Retail - 0.1%
ASKUL Corp. (d)	42,800	836,836
Leisure Equipment & Products - 0.5%
Giant Manufacturing Co. Ltd.	126,000	197,886
Jumbo SA	177,660	2,694,476
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Marvel Entertainment, Inc. (a)	17,700	$ 427,278
Oakley, Inc.	94,000	1,602,700
Pool Corp.	24,300	935,550
Trigano SA	43,400	1,955,963
		7,813,853
Media - 1.7%
Alloy, Inc. (a)	425	5,019
Astral Media, Inc. Class A (non-vtg.)	55,800	2,008,491
Clear Media Ltd. (a)	1,000	1,117
Getty Images, Inc. (a)(d)	33,600	1,669,248
Harris Interactive, Inc. (a)	509,758	3,109,524
Omnicom Group, Inc.	162,326	15,193,714
Radio One, Inc. Class D (non-vtg.) (a)	280,621	1,753,881
Trader Classified Media NV Class A (NY Shares)	8,000	14,000
		23,754,994
Multiline Retail - 0.6%
Lifestyle International Holdings Ltd.	440,000	869,761
Lojas Renner SA	20,500	1,187,941
Nordstrom, Inc.	92,300	3,904,290
Pantaloon Retail India Ltd.	7,646	365,894
PT Mitra Adiperkasa Tbk	238,000	25,856
Ryohin Keikaku Co. Ltd.	19,000	1,342,841
Shopper's Stop Ltd.	40,500	512,596
		8,209,179
Specialty Retail - 1.7%
Build-A-Bear Workshop, Inc. (a)(d)	122,500	2,789,325
Chico's FAS, Inc. (a)	186,000	4,004,580
DSG International PLC	1,154,100	4,731,314
DSW, Inc. Class A (a)(d)	37,300	1,174,950
Gamestop Corp. Class B (a)	89,500	4,001,545
Inditex SA	68,700	3,202,475
Lewis Group Ltd.	149,800	913,555
Tiffany & Co., Inc.	50,300	1,669,960
Yamada Denki Co. Ltd.	11,800	1,182,547
		23,670,251
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	1,117,300	14,554,358
Billabong International Ltd.	7,900	86,263
Crocs, Inc. (d)	103,336	3,508,257
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ports Design Ltd.	517,500	$ 797,109
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	64,500	1,516,395
Ted Baker PLC	282,240	2,612,637
Under Armour, Inc. Class A (sub. vtg.)	3,800	152,076
Welspun India Ltd. (a)	7,963	16,756
Yue Yuen Industrial Holdings Ltd.	287,500	893,058
		24,136,909
TOTAL CONSUMER DISCRETIONARY		123,701,670
CONSUMER STAPLES - 4.7%
Beverages - 0.0%
Fomento Economico Mexicano SA de CV sponsored ADR	3,600	348,984
Grupo Modelo SA de CV Series C	25,400	110,175
Jones Soda Co. (a)	8,600	76,970
		536,129
Food & Staples Retailing - 0.8%
Daikokutenbussan Co. Ltd.	16,300	372,508
Heng Tai Consumables Group Ltd.	2,458,400	205,113
Metro AG	59,600	3,483,425
Performance Food Group Co. (a)	195,385	5,488,365
Plant Co. Ltd.	9,800	35,253
Valor Co. Ltd.	68,100	1,181,641
		10,766,305
Food Products - 2.0%
Alico, Inc.	7,048	412,378
Archer-Daniels-Midland Co.	47,500	1,799,300
Britannia Industries Ltd.	6,665	162,142
Corn Products International, Inc.	142,313	4,630,865
Green Mountain Coffee Roasters, Inc. (a)	135	4,968
Groupe Danone	93,720	13,156,289
Groupe Danone sponsored ADR	13,500	399,870
IAWS Group PLC (Ireland)	700	12,995
Lindt & Spruengli AG	135	3,217,628
McCormick & Co., Inc. (non-vtg.)	59,000	2,240,820
PT Indofood Sukses Makmur Tbk	3,303,500	448,603
Saskatchewan Wheat Pool, Inc. (a)	152,200	958,440
Seaboard Corp.	952	1,147,160
Wimm-Bill-Dann Foods OJSC sponsored ADR	6,300	280,476
		28,871,934
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.9%
Avon Products, Inc.	56,200	$ 1,723,092
Concern Kalina OJSC sponsored ADR	7,900	383,352
Godrej Consumer Products Ltd.	70,356	281,639
Hengan International Group Co. Ltd.	7,027,000	15,099,123
Natura Cosmeticos SA	34,500	423,644
NBTY, Inc. (a)(d)	238,300	6,975,041
Shiseido Co. Ltd. sponsored ADR	66,300	1,316,055
		26,201,946
TOTAL CONSUMER STAPLES		66,376,314
ENERGY - 13.7%
Energy Equipment & Services - 10.4%
BJ Services Co.	64,900	1,955,437
Cameron International Corp. (a)	324,800	15,691,088
Carbo Ceramics, Inc.	39,500	1,423,185
Core Laboratories NV (a)	229,900	14,667,620
ENSCO International, Inc.	9,800	429,534
FMC Technologies, Inc. (a)	72,000	3,866,400
Global Industries Ltd. (a)	943,720	14,684,283
GlobalSantaFe Corp.	78,000	3,899,220
Grant Prideco, Inc. (a)	206,100	7,837,983
Noble Corp.	380,800	24,439,744
Parker Drilling Co. (a)	727,234	5,148,817
Pason Systems, Inc.	700,100	9,881,997
Pride International, Inc. (a)	34,900	956,958
Smith International, Inc.	576,260	22,358,888
Superior Energy Services, Inc. (a)	318,976	8,376,310
Transocean, Inc. (a)	47,500	3,478,425
W-H Energy Services, Inc. (a)	140,000	5,805,800
Weatherford International Ltd. (a)	61,836	2,579,798
		147,481,487
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	82,500	2,385,075
Aurora Oil & Gas Corp. (a)	246,679	754,838
Cabot Oil & Gas Corp.	37,000	1,773,410
Cameco Corp.	22,100	805,164
Canadian Natural Resources Ltd.	33,200	1,512,776
Carrizo Oil & Gas, Inc. (a)(d)	85,911	2,215,645
CONSOL Energy, Inc.	134,696	4,273,904
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. (a)	82,438	$ 2,604,216
Frontier Oil Corp.	138,000	3,668,040
Golar LNG Ltd. (NASDAQ) (a)	377	4,901
Helix Energy Solutions Group, Inc. (a)	75,600	2,525,040
Hess Corp.	178,100	7,376,902
Houston Exploration Co. (a)	81,600	4,500,240
Noble Energy, Inc.	54,500	2,484,655
Sunoco, Inc.	20,900	1,299,771
Tesoro Corp.	44,100	2,556,918
The Exploration Co. of Delaware, Inc. (a)	43,555	416,821
Ultra Petroleum Corp. (a)	101,500	4,883,165
Valero Energy Corp.	12,002	617,743
		46,659,224
TOTAL ENERGY		194,140,711
FINANCIALS - 9.1%
Capital Markets - 2.2%
A.G. Edwards, Inc.	35,000	1,864,800
AllianceBernstein Holding LP	188,800	13,025,312
Ameriprise Financial, Inc.	155,600	7,297,640
Azimut Holdings Spa	187,900	2,145,199
JAFCO Co. Ltd.	11,300	570,045
Korea Investment Holdings Co. Ltd.	47,410	2,051,610
Marusan Securities Co. Ltd.	359,900	4,843,548
W.P. Carey & Co. LLC	1,100	30,261
		31,828,415
Commercial Banks - 1.0%
Allahabad Bank	202,408	391,643
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	19,100	573,000
Bank of Baroda	204,661	1,354,767
Bank of Fukuoka Ltd.	333,400	2,446,636
Bank of India	263,612	932,630
Canara Bank	53,663	340,284
Corp. Bank	45,140	408,025
Hiroshima Bank Ltd.	224,100	1,320,188
ICICI Bank Ltd. sponsored ADR	800	24,568
Industrial & Commercial Bank of China (Asia) Ltd.	157,000	273,669
Juroku Bank Ltd.	235,000	1,394,346
Oriental Bank of Commerce	8,668	53,231
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PrivateBancorp, Inc.	13,500	$ 617,220
Punjab National Bank	55,576	677,107
State Bank of India	18,499	497,300
Sumitomo Trust & Banking Co. Ltd.	153,000	1,600,643
The Keiyo Bank Ltd.	166,000	934,360
UCO Bank (a)	379,897	188,331
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	340,400
UTI Bank Ltd.	54,700	452,986
		14,821,334
Consumer Finance - 0.2%
Advanta Corp.:
Class A	50,859	1,727,680
Class B	45,700	1,686,330
		3,414,010
Diversified Financial Services - 0.6%
Bank of America Corp.	51,800	2,774,926
IntercontinentalExchange, Inc.	42,600	3,197,982
Kotak Mahindra Bank Ltd.	119,792	872,213
TSX Group, Inc.	39,200	1,718,846
		8,563,967
Insurance - 3.3%
Admiral Group PLC	85,800	1,331,484
AFLAC, Inc.	234,200	10,716,992
American International Group, Inc.	78,000	5,168,280
Assurant, Inc.	315,800	16,866,878
Milano Assicurazioni Spa	210,500	1,559,168
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	470,000	1,689,204
Progressive Corp.	126,500	3,104,310
Protective Life Corp.	15,300	699,975
Reinsurance Group of America, Inc.	96,400	5,006,052
Universal American Financial Corp. (a)	1,699	27,303
		46,169,646
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	2,900	161,704
Equity Residential (SBI)	35,100	1,775,358
General Growth Properties, Inc.	35,000	1,667,750
Multiplex Group unit	1,136,600	2,982,020
Weingarten Realty Investors (SBI)	33,300	1,432,566
		8,019,398
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.2%
Aeon Mall Co. Ltd.	79,400	$ 4,193,626
British Land Co. PLC	53,300	1,360,930
CapitaLand Ltd.	379,000	1,205,068
Derwent Valley Holdings PLC	37,700	1,287,948
Kerry Properties Ltd.	1,556,164	5,692,808
NTT Urban Development Co.	103	822,989
Songbird Estates PLC Class B	32,400	141,469
Tokyu Land Corp.	233,000	2,208,811
		16,913,649
TOTAL FINANCIALS		129,730,419
HEALTH CARE - 12.9%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. (a)(d)	25,168	362,671
BioCryst Pharmaceuticals, Inc. (a)(d)	172,653	2,152,983
Biogen Idec, Inc. (a)	51,914	2,319,518
BioMarin Pharmaceutical, Inc. (a)	88,882	1,264,791
Human Genome Sciences, Inc. (a)	1,800	20,772
Sirna Therapeutics, Inc. (a)(d)	24,155	134,543
		6,255,278
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.	49,300	2,837,708
C.R. Bard, Inc.	43,400	3,255,000
Edwards Lifesciences Corp. (a)	41,900	1,952,121
Endocare, Inc. (a)	7,500	15,000
IDEXX Laboratories, Inc. (a)	8,600	783,804
Immucor, Inc. (a)	126,994	2,845,936
Vital Signs, Inc.	21,496	1,216,889
		12,906,458
Health Care Providers & Services - 2.1%
Apollo Hospitals Enterprise Ltd.	22,015	228,852
Brookdale Senior Living, Inc.	115,000	5,338,300
Caremark Rx, Inc.	34,200	1,938,114
Humana, Inc. (a)	63,200	4,176,888
Lincare Holdings, Inc. (a)	76,379	2,645,769
ResCare, Inc. (a)	355,500	7,141,995
Symbion, Inc. (a)	279,279	5,127,562
VCA Antech, Inc. (a)	107,180	3,864,911
		30,462,391
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 1.5%
Eclipsys Corp. (a)	13,842	$ 247,910
Emdeon Corp. (a)	766,774	8,978,924
IMS Health, Inc.	419,600	11,178,144
TriZetto Group, Inc. (a)	18,724	283,481
		20,688,459
Life Sciences Tools & Services - 5.7%
Albany Molecular Research, Inc. (a)	100	936
Bio-Rad Laboratories, Inc. Class A (a)	1,900	134,387
Covance, Inc. (a)	126,300	8,383,794
Fisher Scientific International, Inc. (a)	32,500	2,542,800
Harvard Bioscience, Inc. (a)	275,671	1,240,520
ICON PLC sponsored ADR	41,400	2,922,012
Invitrogen Corp. (a)	80,400	5,098,164
Millipore Corp. (a)	84,800	5,198,240
PAREXEL International Corp. (a)	92,737	3,068,667
PRA International (a)	8,100	216,189
QIAGEN NV (a)	1,256,800	19,907,712
Thermo Electron Corp. (a)	736,200	28,954,746
Waters Corp. (a)	56,500	2,558,320
		80,226,487
Pharmaceuticals - 2.3%
Allergan, Inc.	26,263	2,957,476
Connetics Corp. (a)	158,129	1,723,606
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	13,800	218,316
Endo Pharmaceuticals Holdings, Inc. (a)	422,291	13,745,572
Forest Laboratories, Inc. (a)	93,300	4,721,913
Johnson & Johnson	124,500	8,085,030
New River Pharmaceuticals, Inc. (a)(d)	29,767	765,905
		32,217,818
TOTAL HEALTH CARE		182,756,891
INDUSTRIALS - 13.2%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. (a)	34,100	2,764,146
CAE, Inc.	209,700	1,787,594
Ceradyne, Inc. (a)	4,300	176,687
Esterline Technologies Corp. (a)	110,720	3,737,907
		8,466,334
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	24,300	$ 1,083,294
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	185,400	5,731,405
Alaska Air Group, Inc. (a)	105,200	4,001,808
TAM SA (PN) sponsored ADR (ltd. vtg.)	49,600	1,582,240
		11,315,453
Building Products - 0.2%
American Woodmark Corp. (d)	102,551	3,454,943
Commercial Services & Supplies - 0.7%
Bio-Treat Technology Ltd.	195,000	86,558
ChoicePoint, Inc. (a)	25,700	920,060
Cintas Corp.	61,726	2,520,273
Equifax, Inc.	111,900	4,107,849
Intertek Group PLC	89,900	1,312,649
Midas International Holdings Ltd.	2,051,000	105,306
Tele Atlas NV (a)	7,300	124,971
		9,177,666
Construction & Engineering - 0.6%
Fluor Corp.	38,200	2,937,198
IVRCL Infrastructures & Projects Ltd.	99,873	553,566
Jacobs Engineering Group, Inc. (a)	54,330	4,060,081
LG Engineering & Construction Co. Ltd.	5,820	407,148
Quanta Services, Inc. (a)	6,000	101,160
Shaw Group, Inc. (a)	28,019	662,369
Taihei Dengyo Kaisha Ltd.	59,000	374,540
		9,096,062
Electrical Equipment - 1.4%
Cooper Industries Ltd. Class A	83,279	7,097,036
Crompton Greaves Ltd.	58,690	315,816
II-VI, Inc. (a)	4,827	120,289
Rockwell Automation, Inc.	87,978	5,111,522
Roper Industries, Inc.	15,700	702,418
Solar Integrated Technologies, Inc. (a)	53,700	29,152
SolarWorld AG (d)	121,600	6,681,528
		20,057,761
Industrial Conglomerates - 0.6%
Fu Sheng Industrial Co. Ltd.	418,840	392,149
General Electric Co.	179,400	6,332,820
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Max India Ltd. (a)	32,771	$ 573,654
NWS Holdings Ltd.	375,000	776,893
		8,075,516
Machinery - 7.5%
AGCO Corp. (a)	1,443,895	36,602,738
Badger Meter, Inc.	91,343	2,300,930
Crane Co.	63,300	2,645,940
Deere & Co.	196,800	16,513,488
Dover Corp.	64,000	3,036,160
Eicher Motors Ltd.	30,058	194,862
Flowserve Corp. (a)	129,300	6,541,287
Harsco Corp.	318,400	24,723,760
Joy Global, Inc.	71,500	2,689,115
Krones AG	190	25,077
MAN AG	24,100	2,039,655
MMI Holdings Ltd.	2,694,000	1,687,725
Pentair, Inc.	160,700	4,208,733
Tata Motors Ltd.	98,059	1,845,325
Titan International, Inc.	55,800	1,008,864
Valmont Industries, Inc.	17,480	913,330
		106,976,989
Road & Rail - 0.4%
Con-way, Inc.	44,700	2,003,454
CSX Corp.	103,300	3,391,339
		5,394,793
Trading Companies & Distributors - 0.2%
Fastenal Co.	29,400	1,133,958
GATX Corp.	46,100	1,907,157
		3,041,115
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	321,000	914,712
TOTAL INDUSTRIALS		187,054,638
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.2%
Adtran, Inc.	88,000	2,097,920
Juniper Networks, Inc. (a)	1,660,204	28,688,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	18,700	$ 679,745
Zyxel Communications Corp.	203,400	265,077
		31,731,067
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	132,951	10,241,216
Hypercom Corp. (a)	353,376	2,395,889
Oberthur Card Systems	125,200	749,376
Unisteel Technology Ltd.	347,500	448,528
Xyratex Ltd. (a)	1,800	34,308
		13,869,317
Electronic Equipment & Instruments - 3.2%
CDW Corp.	317,790	19,601,287
Coherent, Inc. (a)	3,800	131,708
Hon Hai Precision Industry Co. Ltd. (Foxconn)	582	3,542
Ibiden Co. Ltd.	22,700	1,198,933
Itron, Inc. (a)	63,600	3,548,880
KEMET Corp. (a)	385,200	3,108,564
Mettler-Toledo International, Inc. (a)	207,900	13,752,585
Molex, Inc.	55,100	2,147,247
National Instruments Corp.	100	2,734
Nippon Electric Glass Co. Ltd.	75,000	1,653,688
Vishay Intertechnology, Inc. (a)	6,100	85,644
		45,234,812
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	30,800	1,539,692
Art Technology Group, Inc. (a)	1,092,138	2,795,873
Iliad Group SA	14,000	1,006,618
RealNetworks, Inc. (a)	223,872	2,375,282
Tencent Holdings Ltd.	232,000	534,240
ValueClick, Inc. (a)	94,700	1,755,738
VeriSign, Inc. (a)	37,400	755,480
WebEx Communications, Inc. (a)	159,728	6,232,587
		16,995,510
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	31,300	2,318,078
Hewitt Associates, Inc. Class A (a)	177,399	4,303,700
Northgate Information Solutions PLC	1,215,300	1,842,734
		8,464,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp. (a)	116,736	$ 2,145,608
ASML Holding NV (NY Shares) (a)	373,200	8,688,096
Cymer, Inc. (a)	7,100	311,761
MEMC Electronic Materials, Inc. (a)	182,300	6,677,649
Saifun Semiconductors Ltd.	700	20,223
Silicon Image, Inc. (a)	64,300	817,896
Teradyne, Inc. (a)	89,300	1,175,188
Veeco Instruments, Inc. (a)	194,862	3,926,469
Zoran Corp. (a)	96,545	1,552,444
		25,315,334
Software - 1.1%
Citrix Systems, Inc. (a)	86,700	3,139,407
Cognos, Inc. (a)	21,300	777,450
Manhattan Associates, Inc. (a)	75,903	1,832,298
Open Solutions, Inc. (a)	198,581	5,721,119
Quality Systems, Inc.	30,128	1,168,665
Temenos Group AG (a)	73,939	946,192
Ubisoft Entertainment SA (a)	35,000	2,026,551
		15,611,682
TOTAL INFORMATION TECHNOLOGY		157,222,234
MATERIALS - 12.8%
Chemicals - 3.5%
Agrium, Inc.	69,500	1,877,454
Airgas, Inc.	386,657	13,985,384
Albemarle Corp.	116,800	6,345,744
Asian Paints India Ltd.	75,572	1,115,838
Ecolab, Inc.	288,300	12,345,006
JSR Corp.	75,900	1,670,320
Kuraray Co. Ltd.	46,000	511,609
Praxair, Inc.	40,100	2,372,316
Tokuyama Corp.	700,000	9,361,378
Valhi, Inc.	9,550	222,038
		49,807,087
Construction Materials - 0.1%
Eagle Materials, Inc.	26,400	889,152
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	106,440	1,979,784
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Essel Propack Ltd.	201,674	$ 389,562
Pactiv Corp. (a)	69,595	1,977,890
		4,347,236
Metals & Mining - 8.6%
Agnico-Eagle Mines Ltd.	537,300	16,633,976
AK Steel Holding Corp. (a)	179,466	2,178,717
Barrick Gold Corp.	18,800	577,310
Bema Gold Corp. (a)	176,400	776,321
Century Aluminum Co. (a)	244,760	8,236,174
Compania de Minas Buenaventura SA sponsored ADR	98,100	2,648,700
Eldorado Gold Corp. (a)	306,700	1,330,556
Equinox Minerals Ltd. (a)	982,800	1,221,962
Eurozinc Mining Corp. (a)	960,300	2,284,895
Freeport-McMoRan Copper & Gold, Inc. Class B	272,200	14,497,372
Goldcorp, Inc.	6,000	141,473
Golden Star Resources Ltd. (a)	324,500	876,596
Harmony Gold Mining Co. Ltd. (a)	89,100	1,152,063
High River Gold Mines Ltd. (a)	789,900	1,575,631
IAMGOLD Corp.	358,900	3,033,772
Kinross Gold Corp. (a)	2,418,100	30,260,047
Newmont Mining Corp.	430,900	18,420,975
Nucor Corp.	47,000	2,326,030
Phelps Dodge Corp.	34,000	2,879,800
Teck Cominco Ltd. Class B (sub. vtg.)	58,200	3,644,170
United States Steel Corp.	71,000	4,095,280
Zinifex Ltd.	357,400	3,130,060
		121,921,880
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd.	2,214,000	4,154,811
Sino-Forest Corp. (a)	214,600	819,663
		4,974,474
TOTAL MATERIALS		181,939,829
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	142,400	4,636,544
Level 3 Communications, Inc. (a)	3,964,300	21,209,005
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,681,200	$ 14,660,064
Windstream Corp.	63,500	837,565
		41,343,178
Wireless Telecommunication Services - 0.2%
America Movil SA de CV Series L sponsored ADR	20,900	822,833
USA Mobility, Inc.	88,360	2,018,142
		2,840,975
TOTAL TELECOMMUNICATION SERVICES		44,184,153
UTILITIES - 1.4%
Gas Utilities - 0.6%
AGL Resources, Inc. (d)	167,100	6,099,150
Xinao Gas Holdings Ltd.	2,352,000	2,415,203
		8,514,353
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	530,000	10,806,700
Black Hills Corp.	37,400	1,257,014
Malakoff BHD	91,700	243,671
		12,307,385
TOTAL UTILITIES		20,821,738
TOTAL COMMON STOCKS (Cost $1,169,795,873)		1,287,928,597
Money Market Funds - 12.4%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	162,140,529	$ 162,140,529
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	13,634,015	13,634,015
TOTAL MONEY MARKET FUNDS (Cost $175,774,544)		175,774,544
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,345,570,417)		1,463,703,141
NET OTHER ASSETS - (3.1)%		(43,517,471)
NET ASSETS - 100%		$ 1,420,185,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,203,268
Fidelity Securities Lending Cash Central Fund	185,668
Total	$ 4,388,936
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,349,833,168. Net unrealized appreciation aggregated $113,869,973, of which $155,023,269 related to appreciated investment securities and $41,153,296 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

1.808792.102

SI-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.6%
		Principal Amount (000s) (j)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 3,778
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		450	397
TOTAL CONVERTIBLE BONDS			4,175
Nonconvertible Bonds - 34.5%
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Affinia Group, Inc. 9% 11/30/14		5,910	5,511
Delco Remy International, Inc.:
9.375% 4/15/12		590	255
11% 5/1/09		695	327
Stoneridge, Inc. 11.5% 5/1/12		35	34
Tenneco, Inc. 8.625% 11/15/14		5,980	5,890
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,753	4,002
11% 2/15/13		2,988	3,264
United Components, Inc. 9.375% 6/15/13		360	356
Visteon Corp. 7% 3/10/14		4,185	3,746
			23,385
Automobiles - 0.2%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,300	1,658
General Motors Corp. 8.375% 7/15/33		7,550	6,550
			8,208
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,050
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp. 9% 1/15/13		4,095	4,156
Festival Fun Parks LLC 10.875% 4/15/14		1,835	1,785
Gaylord Entertainment Co.:
6.75% 11/15/14		12,285	11,671
8% 11/15/13		920	932
ITT Corp. 7.375% 11/15/15		2,560	2,598
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,810
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mandalay Resort Group:
6.375% 12/15/11		$ 4,220	$ 4,125
6.5% 7/31/09		1,995	1,997
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,037
6.625% 7/15/15		3,140	3,014
6.75% 9/1/12		1,310	1,290
6.75% 4/1/13		2,230	2,188
6.875% 4/1/16		8,230	7,952
8.5% 9/15/10		435	464
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,087
Penn National Gaming, Inc. 6.75% 3/1/15		1,375	1,341
Scientific Games Corp. 6.25% 12/15/12		660	635
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,451
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,502
7.875% 5/1/12		985	1,038
Station Casinos, Inc. 6% 4/1/12		1,790	1,727
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		3,328	2,729
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,753
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,952
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		1,070	738
9% 1/15/12		575	592
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)		445	472
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	753
			70,789
Household Durables - 0.3%
D.R. Horton, Inc. 7.875% 8/15/11		170	181
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,343
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		1,120	994
7.75% 5/15/13		1,925	1,771
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,522
Technical Olympic USA, Inc.:
7.5% 1/15/15		2,535	1,952
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc.: - continued
10.375% 7/1/12		$ 1,675	$ 1,424
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (e)		2,860	2,982
			12,169
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	709
Media - 3.3%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,851
CanWest Media, Inc. 8% 9/15/12		860	830
Charter Communications Holdings I LLC 11.75% 5/15/14		830	589
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		3,988	3,629
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		2,720	2,774
10.25% 9/15/10		3,850	3,922
CSC Holdings, Inc.:
7.25% 4/15/12 (e)(f)		7,060	6,989
7.625% 4/1/11		2,580	2,638
7.625% 7/15/18		22,500	23,034
7.875% 2/15/18		15,015	15,578
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,585
6.625% 10/1/14		9,095	8,675
7% 10/1/13 (e)		3,800	3,734
Globo Communicacoes e Partcipacoes LTDA 9.375%		9,405	9,414
Haights Cross Communications, Inc. 0% 8/15/11 (c)		1,550	922
Houghton Mifflin Co.:
0% 10/15/13 (c)		3,475	3,032
8.25% 2/1/11		1,905	1,943
9.875% 2/1/13		6,890	7,235
iesy Repository GmbH 10.375% 2/15/15 (e)		2,970	2,777
Liberty Media Corp. 8.5% 7/15/29		8,890	9,036
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	3
PanAmSat Corp.:
6.375% 1/15/08		490	488
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
PanAmSat Corp.: - continued
9% 8/15/14		$ 2,860	$ 2,953
9% 6/15/16 (e)		2,240	2,313
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)		3,280	3,485
10.375% 9/1/14 (e)		14,415	16,109
Sun Media Corp. Canada 7.625% 2/15/13		635	638
Vertis, Inc.:
10.875% 6/15/09		2,430	2,442
13.5% 12/7/09 (e)		500	455
Videotron Ltee 6.875% 1/15/14		550	543
			142,616
Multiline Retail - 0.3%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,540
Neiman Marcus Group, Inc.:
9% 10/15/15		4,940	5,236
10.375% 10/15/15		5,095	5,490
			13,266
Specialty Retail - 0.1%
AutoNation, Inc. 7.5069% 4/15/13 (e)(f)		1,000	1,015
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (e)		2,215	2,137
			3,152
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,516
9.75% 1/15/15		3,880	4,026
			11,542
TOTAL CONSUMER DISCRETIONARY			288,886
CONSUMER STAPLES - 0.4%
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		90	90
6.9% 10/15/17		979	947
Gruma SA de CV 7.75%		2,710	2,730
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11		$ 370	$ 329
Michael Foods, Inc. 8% 11/15/13		420	428
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	936
NPI Merger Corp.:
9.23% 10/15/13 (e)(f)		710	730
10.75% 4/15/14 (e)		820	877
Reddy Ice Holdings, Inc. 0% 11/1/12 (c)		3,250	2,698
Swift & Co.:
10.125% 10/1/09		915	933
12.5% 1/1/10		1,400	1,421
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,015
			13,134
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	270
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	459
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,887
Gallaher Group PLC 4.5% 4/2/14	EUR	600	763
			2,650
TOTAL CONSUMER STAPLES			16,513
ENERGY - 4.8%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		6,185	5,798
Hanover Compressor Co.:
7.5% 4/15/13		530	527
8.625% 12/15/10		490	510
9% 6/1/14		4,260	4,516
Ocean Rig Norway AS 8.375% 7/1/13 (e)		1,020	1,089
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		8,705	10,479
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,635
			26,554
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.2%
ANR Pipeline, Inc.:
7.375% 2/15/24		$ 2,165	$ 2,246
8.875% 3/15/10		2,520	2,643
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,792
Chaparral Energy, Inc. 8.5% 12/1/15		2,530	2,511
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,302
6.875% 11/15/20		7,280	6,880
7% 8/15/14		865	853
7.5% 6/15/14		850	854
7.625% 7/15/13		8,300	8,466
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,353
Drummond Co., Inc. 7.375% 2/15/16 (e)		4,000	3,770
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,080
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,395
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,627
EXCO Resources, Inc. 7.25% 1/15/11		570	557
Forest Oil Corp. 8% 12/15/11		480	498
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,400	1,972
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,073
Houston Exploration Co. 7% 6/15/13		410	402
InterNorth, Inc. 9.625% 3/15/06 (b)		935	344
Massey Energy Co. 6.875% 12/15/13		6,330	5,744
MOL Hungarian Oil and Gas NyRt 3.875% 10/5/15	EUR	700	803
Northwest Pipeline Corp.:
6.625% 12/1/07		285	287
8.125% 3/1/10		400	415
Pan American Energy LLC 7.75% 2/9/12 (e)		1,540	1,548
Pemex Project Funding Master Trust:
5.5% 2/24/25 (e)	EUR	750	935
7.75%		15,214	15,480
8.625% 2/1/22		5,740	6,937
Petrobras Energia SA 9.375% 10/30/13		1,305	1,439
Petrohawk Energy Corp. 9.125% 7/15/13 (e)		6,000	6,045
Petrozuata Finance, Inc.:
7.63% 4/1/09 (e)		3,922	3,893
8.22% 4/1/17 (e)		4,648	4,532
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,695
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pogo Producing Co.:
6.875% 10/1/17		$ 4,290	$ 4,092
7.875% 5/1/13 (e)		2,605	2,657
Range Resources Corp. 7.375% 7/15/13		2,190	2,190
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,752
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,542
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)		1,220	1,217
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	546
7.5% 4/1/17		7,600	8,006
7.625% 4/1/37		1,035	1,088
8.375% 6/15/32		1,155	1,325
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	338
8.875% 7/15/12		1,455	1,617
Venoco, Inc. 8.75% 12/15/11		1,470	1,430
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,054
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)		1,820	1,829
Williams Companies, Inc.:
6.375% 10/1/10 (e)		7,650	7,602
7.5% 1/15/31		3,600	3,555
7.625% 7/15/19		7,152	7,447
7.75% 6/15/31		230	231
7.875% 9/1/21		1,880	1,962
8.75% 3/15/32		1,245	1,363
YPF SA:
10% 11/2/28		4,210	4,947
yankee 9.125% 2/24/09		1,455	1,531
			174,692
TOTAL ENERGY			201,246
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.7%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		$ 4,570	$ 4,684
Mizuho Capital Investment Europe 1 Ltd. 5.02% (f)	EUR	800	1,016
			5,700
Commercial Banks - 2.0%
Australia & New Zealand Banking Group Ltd. 4.4671% 12/29/06 (f)	CAD	1,500	1,342
Banca Popolare di Lodi Investment Trust 6.742% (f)	EUR	1,300	1,817
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)		7,655	7,531
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (f)	EUR	1,150	1,421
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	4,405	2,046
Commonwealth Bank of Australia 4.4714% 11/28/06 (f)	CAD	1,750	1,566
Dresdner Bank AG 10.375% 8/17/09 (e)		7,615	8,262
European Investment Bank 4% 10/15/37	EUR	2,600	3,264
HBOS Treasury Services PLC 4.5571% 1/19/10 (f)	CAD	1,500	1,345
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	4,958
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)		3,585	3,643
Oesterreichische Kontrollbank 3.875% 9/15/16	EUR	23,500	29,785
Rabobank Nederland 4.4186% 2/23/07 (f)	CAD	250	224
Russian Standard Finance SA 6.825% 9/16/09	EUR	950	1,208
Shinsei Bank Ltd. 3.75% 2/23/16 (f)	EUR	1,250	1,544
Standard Chartered Bank 3.625% 2/3/17 (d)	EUR	385	475
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% (f)	EUR	2,000	2,458
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,221
UBS Luxembourg SA 8% 2/11/10		4,820	4,936
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		6,075	6,515
			86,561
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (e)		1,420	1,438
Ford Credit Europe PLC 4.376% 9/30/09 (f)	EUR	1,500	1,814
Ford Motor Credit Co.:
6.625% 6/16/08		7,650	7,534
9.875% 8/10/11		7,610	7,875
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6% 10/16/06	EUR	$ 2,000	$ 2,537
6.75% 12/1/14		9,520	9,342
6.875% 9/15/11		5,190	5,177
6.875% 8/28/12		6,460	6,394
8% 11/1/31		22,900	24,045
			66,156
Diversified Financial Services - 0.7%
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	15,113
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,531
Citigroup, Inc. 4.25% 2/25/30 (f)	EUR	1,500	1,799
Dali Capital PLC 8% 9/3/09	RUB	26,200	981
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,159
MUFG Capital Finance 2 Ltd. 4.85% (f)	EUR	1,300	1,622
MUFG Capital Finance 3 Ltd. 2.68% (f)	JPY	150,000	1,268
Red Arrow International Leasing 8.375% 6/30/12	RUB	75,667	2,916
			30,389
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (f)	GBP	1,000	1,831
Brit Insurance Holdings PLC 6.625% 12/9/30 (f)	GBP	500	913
Eureko BV 5.125% (f)	EUR	1,500	1,926
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (f)	EUR	1,200	1,462
Wuerttembergische Lebens AG 5.375% 6/1/26 (f)	EUR	800	977
			7,109
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		3,400	3,417
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		6,640	6,631
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,382
			16,430
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		6,030	5,955
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12		$ 4,955	$ 5,066
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,529
			12,550
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		6,985	7,067
6.375% 5/17/13	GBP	500	944
6.875% 6/30/15		7,455	7,744
			15,755
TOTAL FINANCIALS			240,650
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,973
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,955
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,010
LifeCare Holdings, Inc. 9.25% 8/15/13		2,745	1,949
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	215
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,399
Skilled Healthcare Group, Inc. 11% 1/15/14 (e)		5,480	5,864
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,116
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,344
Vanguard Health Holding Co. I 0% 10/1/15 (c)		1,510	1,087
Vanguard Health Holding Co. II LLC 9% 10/1/14		5,765	5,592
			26,504
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,805
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,545
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,824
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12		$ 115	$ 114
8% 4/15/14		3,647	3,674
			7,157
TOTAL HEALTH CARE			35,466
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		2,350	2,186
Orbimage Holdings, Inc. 15.14% 7/1/12 (f)		1,720	1,909
			4,095
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		88	83
6.9% 7/2/18		661	642
8.312% 10/2/12		470	463
8.388% 5/1/22		784	753
9.798% 4/1/21		2,742	2,900
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)		16,400	4,715
8.3% 12/15/29 (b)		2,660	771
10% 8/15/08 (b)		750	188
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		1,280	1,282
Northwest Airlines Corp. 10% 2/1/09 (b)		3,725	1,984
Northwest Airlines Trust 10.23% 6/21/14		239	236
Northwest Airlines, Inc.:
7.875% 3/15/08 (b)		1,365	741
8.875% 6/1/06 (b)		1,355	727
10.5% 4/1/09 (b)		173	91
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		487	102
8.07% 1/2/15		1,320	1,281
			16,959
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (c)(e)		$ 300	$ 207
NTK Holdings, Inc. 0% 3/1/14 (c)		410	283
			490
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	157
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,244
Allied Waste North America, Inc.:
6.5% 11/15/10		830	813
7.125% 5/15/16		5,645	5,518
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,761
9.25% 5/1/21		680	697
FTI Consulting, Inc.:
7.625% 6/15/13		720	722
7.75% 10/1/16 (e)		1,390	1,404
Mac-Gray Corp. 7.625% 8/15/15		680	685
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (e)		550	604
			15,605
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,244
Electrical Equipment - 0.1%
General Cable Corp. 9.5% 11/15/10		3,055	3,246
Polypore, Inc. 0% 10/1/12 (c)		1,950	1,404
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	875
			5,525
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15 (e)		1,160	1,218
Cummins, Inc. 7.125% 3/1/28		2,250	2,300
Invensys PLC 9.875% 3/15/11 (e)		187	201
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (e)		2,970	3,029
11.75% 8/1/16 (e)		3,605	3,731
			10,479
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		539	588
H-Lines Finance Holding Corp. 0% 4/1/13 (c)		1,424	1,253
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
OMI Corp. 7.625% 12/1/13		$ 6,125	$ 6,186
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,616
US Shipping Partners LP 13% 8/15/14 (e)		3,040	2,994
			12,637
Road & Rail - 0.4%
Hertz Corp. 8.875% 1/1/14 (e)		3,820	3,982
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,165
9.5% 10/1/08		1,350	1,411
TFM SA de CV:
9.375% 5/1/12		6,450	6,837
yankee 10.25% 6/15/07		865	884
			16,279
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		550	567
Ashtead Holdings PLC 8.625% 8/1/15 (e)		1,190	1,205
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)		5,190	5,599
Penhall International Corp. 12% 8/1/14 (e)		3,030	3,174
			10,545
TOTAL INDUSTRIALS			93,858
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (e)		6,290	6,479
L-3 Communications Corp. 6.375% 10/15/15		3,840	3,754
Lucent Technologies, Inc.:
6.45% 3/15/29		12,535	11,156
6.5% 1/15/28		6,365	5,665
Nortel Networks Corp.:
9.73% 7/15/11 (e)(f)		3,760	3,873
10.125% 7/15/13 (e)		3,730	3,944
10.75% 7/15/16 (e)		3,760	4,028
			38,899
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		$ 970	$ 989
Celestica, Inc. 7.875% 7/1/11		12,340	12,217
			13,206
IT Services - 0.9%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,243
7.75% 1/15/15		4,830	4,830
8.25% 7/1/11		535	536
8.625% 4/1/13		2,900	2,965
8.75% 7/15/18		3,780	3,931
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,452
9.9725% 8/15/13 (f)		2,830	2,929
10.25% 8/15/15		6,955	7,164
			38,050
Office Electronics - 0.7%
Xerox Capital Trust I 8% 2/1/27		4,585	4,677
Xerox Corp.:
6.4% 3/15/16		8,000	7,960
7.2% 4/1/16		3,345	3,512
7.625% 6/15/13		12,425	13,031
			29,180
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. 9.25% 6/1/16		5,220	4,881
Avago Technologies Finance Ltd.:
10.9% 6/1/13 (e)(f)		4,560	4,777
11.875% 12/1/15 (e)		5,150	5,678
Freescale Semiconductor, Inc. 7.125% 7/15/14		11,740	12,562
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,575
Viasystems, Inc. 10.5% 1/15/11		4,065	4,024
			33,497
TOTAL INFORMATION TECHNOLOGY			152,832
MATERIALS - 3.0%
Chemicals - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,068
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 8,045	$ 8,769
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)		1,380	1,114
Series B, 0% 10/1/14 (c)		12,655	10,156
Huntsman LLC 11.625% 10/15/10		466	516
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)		6,095	5,272
Lyondell Chemical Co. 11.125% 7/15/12		930	1,011
Phibro Animal Health Corp. 10% 8/1/13 (e)		2,790	2,860
			33,766
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		630	630
Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875% 3/15/13		640	640
BWAY Corp. 10% 10/15/10		1,175	1,234
Constar International, Inc. 11% 12/1/12		2,085	1,835
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		830	830
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	324
7.5% 12/15/96		3,685	2,911
8% 4/15/23		2,980	2,846
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	841
7.75% 5/15/11		320	329
8.25% 5/15/13		3,390	3,475
8.875% 2/15/09		1,029	1,055
Tekni-Plex, Inc. 10.875% 8/15/12 (e)		980	1,088
			17,408
Metals & Mining - 1.7%
AK Steel Corp. 7.75% 6/15/12		3,055	2,979
Compass Minerals International, Inc.:
0% 12/15/12 (c)		1,330	1,290
0% 6/1/13 (c)		2,260	2,107
Corporacion Nacional del Cobre (Codelco) 5.625% 9/21/35 (e)		1,665	1,582
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		5,830	6,675
CSN Islands X Corp. (Reg. S) 9.5%		6,055	6,267
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,327
Evraz Securities SA 10.875% 8/3/09		8,700	9,509
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Pty Ltd.:
9.405% 9/1/11 (e)(f)		$ 3,050	$ 2,882
10% 9/1/13 (e)		3,810	3,600
10.625% 9/1/16 (e)		3,810	3,648
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,169
10.125% 2/1/10		1,630	1,734
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,443
Gerdau SA 8.875% (e)		2,590	2,681
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,118
Ispat Inland ULC 9.75% 4/1/14		932	1,046
RathGibson, Inc. 11.25% 2/15/14 (e)		5,905	6,112
Steel Dynamics, Inc.:
9.5% 3/15/09		65	67
9.5% 3/15/09		2,090	2,163
			71,399
Paper & Forest Products - 0.1%
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,532
NewPage Corp. 11.7388% 5/1/12 (f)		1,770	1,920
P.H. Glatfelter Co. 7.125% 5/1/16 (e)		550	547
			3,999
TOTAL MATERIALS			127,202
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.1%
AT&T Corp. 7.75% 11/21/06 (f)	EUR	1,250	1,588
Citizens Communications Co. 9% 8/15/31		3,325	3,558
Embarq Corp.:
7.082% 6/1/16		1,116	1,138
7.995% 6/1/36		12,510	13,247
Empresa Brasileira de Telecomm SA 11% 12/15/08		4,146	4,563
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,119
Intelsat Ltd.:
7.625% 4/15/12		3,495	3,058
9.25% 6/15/16 (e)		2,240	2,360
11.25% 6/15/16 (e)		11,915	12,645
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
11.8% 3/15/11 (f)		$ 3,050	$ 3,203
12.25% 3/15/13		9,580	10,682
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,029
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)		5,425	5,696
NTL Cable PLC 8.75% 4/15/14		6,865	7,080
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,605	1,607
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	359
7.75% 2/15/31		370	357
Qwest Corp.:
7.5% 10/1/14 (e)		760	783
7.875% 9/1/11		2,980	3,129
8.64% 6/15/13 (f)		9,470	10,133
8.875% 3/15/12		24,535	26,774
Telecom Egypt SAE:
9.7% 2/4/10 (f)	EGP	3,565	599
10.95% 2/4/10	EGP	3,565	620
Telefonica de Argentina SA 9.125% 11/7/10		5,602	5,910
Telenet Group Holding NV 0% 6/15/14 (c)(e)		10,537	9,273
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	258
6.875% 7/15/28		1,855	1,660
U.S. West Communications:
6.875% 9/15/33		13,988	12,869
7.125% 11/15/43		220	201
7.2% 11/10/26		3,115	2,959
7.25% 9/15/25		1,780	1,736
7.25% 10/15/35		3,210	3,025
7.5% 6/15/23		1,880	1,838
8.875% 6/1/31		340	355
Wind Acquisition Finance SA 10.75% 12/1/15 (e)		7,315	8,074
Windstream Corp. 8.625% 8/1/16 (e)		4,120	4,408
			175,893
Wireless Telecommunication Services - 1.7%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		$ 7,015	$ 7,471
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	5,944
Digicel Ltd. 9.25% 9/1/12 (e)		1,880	1,955
Inmarsat Finance PLC 7.625% 6/30/12		414	426
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (f)		4,860	4,921
Millicom International Cellular SA 10% 12/1/13		7,395	7,950
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)		10,265	10,638
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,121
6.875% 10/31/13		2,865	2,916
7.375% 8/1/15		6,715	6,928
Rogers Communications, Inc. 8.515% 12/15/10 (f)		1,740	1,781
Telecom Personal SA 9.25% 12/22/10 (e)		6,025	6,191
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,850
			71,079
TOTAL TELECOMMUNICATION SERVICES			246,972
UTILITIES - 1.4%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		3,410	3,525
Chivor SA E.S.P. 9.75% 12/30/14 (e)		3,255	3,581
Edison Mission Energy:
7.5% 6/15/13 (e)		7,300	7,373
7.75% 6/15/16 (e)		3,710	3,756
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,170
			19,405
Gas Utilities - 0.7%
Dynegy Holdings, Inc. 8.375% 5/1/16		3,195	3,251
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,626
8% 3/1/32		4,170	4,639
8.875% 3/15/10		2,600	2,727
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (d)		$ 7,549	$ 7,473
7.5% 12/15/13 (d)		3,065	3,119
			28,835
Independent Power Producers & Energy Traders - 0.1%
Enron Corp.:
6.4% 7/15/06 (b)		545	200
6.625% 11/15/05 (b)		2,200	809
6.725% 11/17/08 (b)(f)		684	251
6.75% 8/1/09 (b)		550	202
6.875% 10/15/07 (b)		1,330	489
6.95% 7/15/28 (b)		1,204	442
7.125% 5/15/07 (b)		235	86
7.375% 5/15/19 (b)		1,400	515
7.875% 6/15/03 (b)		235	86
8.375% 5/23/05 (b)		2,500	913
9.125% 4/1/03 (b)		50	18
9.875% 6/15/03 (b)		220	81
Tenaska Alabama Partners LP 7% 6/30/21 (e)		1,148	1,122
			5,214
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,116
TECO Energy, Inc. 6.75% 5/1/15		1,020	1,028
Utilicorp United, Inc. 9.95% 2/1/11 (f)		39	43
			3,187
TOTAL UTILITIES			56,641
TOTAL NONCONVERTIBLE BONDS			1,460,266
TOTAL CORPORATE BONDS (Cost $1,433,607)			1,464,441
U.S. Government and Government Agency Obligations - 25.4%
		Principal Amount (000s) (j)	Value (000s)
U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 1/15/08		$ 58,580	$ 57,282
3.25% 2/15/09		6,040	5,814
4.25% 5/15/09		9,450	9,299
4.5% 10/15/08		9,389	9,309
4.625% 10/15/13		248	243
4.75% 12/15/10		83,058	82,578
4.875% 4/15/09		43,850	43,794
5% 9/15/08		7,545	7,547
5.125% 1/2/14		1,380	1,376
6.125% 3/15/12		900	951
6.25% 2/1/11		380	397
6.375% 6/15/09		16,590	17,192
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,918
5% 9/18/09		8,755	8,778
5.8% 9/2/08		1,680	1,700
Freddie Mac:
4% 8/17/07		521	516
4.125% 10/18/10		65,000	63,168
4.25% 7/15/09		13,134	12,897
4.875% 2/17/09		9,051	9,038
4.875% 11/15/13		4,100	4,079
5.125% 4/18/08		14,000	14,026
5.25% 7/18/11		18,440	18,699
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,944
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,329
4.974% 8/15/13		1,515	1,520
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,436	1,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			383,828
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		23,093	21,885
1.875% 7/15/13		51,173	49,833
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14		$ 22,796	$ 22,355
2.375% 4/15/11		52,283	52,335
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			146,408
U.S. Treasury Obligations - 12.8%
U.S. Treasury Bonds 6.125% 8/15/29		82,650	97,437
U.S. Treasury Notes:
3.75% 5/15/08		46,289	45,568
4% 3/15/10		4,715	4,625
4.25% 11/15/13		7,930	7,757
4.25% 8/15/14		67,500	65,863
4.25% 11/15/14		40,920	39,907
4.25% 8/15/15		10,000	9,728
4.5% 2/15/09		50,000	49,822
4.5% 11/15/15		30,500	30,205
4.75% 5/15/14		50,662	51,091
4.875% 5/31/11		83,000	83,953
4.875% 7/31/11		40,000	40,464
5.125% 5/15/16		17,000	17,635
TOTAL U.S. TREASURY OBLIGATIONS			544,055
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,078,521)			1,074,291
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.5%
4% 5/1/19		29	28
4.5% 12/1/18		6,492	6,281
4.605% 7/1/34 (f)		4,914	4,893
4.767% 11/1/33 (f)		3,787	3,765
4.785% 6/1/35 (f)		1,838	1,819
4.889% 7/1/34 (f)		1,717	1,708
4.893% 11/1/35 (f)		2,635	2,625
4.961% 8/1/34 (f)		1,435	1,430
4.994% 11/1/35 (f)		8,863	8,811
5% 3/1/18 to 7/1/35		4,916	4,824
5.033% 5/1/35 (f)		3,367	3,352
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (j)	Value (000s)
Fannie Mae - continued
5.108% 5/1/35 (f)		$ 437	$ 436
5.5% 5/1/11 to 11/1/35		20,349	20,384
5.91% 1/1/36 (f)		514	518
6% 10/1/08 to 1/1/26		97	98
6.5% 6/1/24 to 3/1/35		1,693	1,733
7% 9/1/25		4	5
7.5% 1/1/28		86	89
TOTAL FANNIE MAE			62,799
Freddie Mac - 0.1%
4.704% 9/1/35 (f)		5,216	5,179
8.5% 3/1/20		22	24
TOTAL FREDDIE MAC			5,203
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		42	43
6.5% 4/15/26 to 5/15/26		48	50
7% 9/15/25 to 8/15/31		95	99
7.5% 2/15/22 to 8/15/28		217	227
8% 9/15/26 to 12/15/26		33	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			454
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $68,969)			68,456
Asset-Backed Securities - 0.2%

Affinity PLC Series 2002-A CLass C, 6.37% 5/15/09 (f)	GBP	790	1,487
Driver One GmbH Series 1 Class B, 3.402% 5/21/10 (f)	EUR	308	391
GLS Ltd. Series 2006-1 Class C, 3.63% 7/15/14 (f)	EUR	500	634
Greene King Finance PLC Series A1, 5.415% 6/15/31 (f)	GBP	1,000	1,872
Lambda Finance BV Series 2005-1X Class C1, 5.59% 11/15/29 (f)	GBP	500	941
Punch Taverns Finance PLC 5.0103% 4/15/09 (f)	GBP	567	1,062
Sedna Finance Corp.:
3.992% 12/23/14 (f)	EUR	500	634
Asset-Backed Securities - continued
		Principal Amount (000s) (j)	Value (000s)
Sedna Finance Corp.: - continued
4.071% 3/15/16 (f)	EUR	$ 1,150	$ 1,463
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	118
TOTAL ASSET-BACKED SECURITIES (Cost $8,316)			8,602
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 3.5822% 1/22/16 (f)	EUR	400	507
Granite Mortgages PLC 3.474% 1/20/43 (f)	EUR	400	509
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.94% 7/15/40 (f)	EUR	500	638
Lansdowne Mortgage Securities No. 1 PLC:
Series M1, 3.551% 6/15/45 (f)	EUR	850	1,076
Series M2 Class 3M, 3.741% 6/15/45 (f)	EUR	450	570
Permanent Financing No. 1 PLC 5.1% 6/10/09 (f)	EUR	400	512
RMAC PLC Series 2005-NS4X Class M2A, 5.5213% 12/12/43 (f)	GBP	1,700	3,182
TOTAL PRIVATE SPONSOR			6,994
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		1,917	1,902
Series 2006-64 Class PA, 5.5% 2/25/30		7,282	7,303
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2005-45 Class XA, 5.67% 6/25/35 (f)		8,183	8,165
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,683
Series 2006-49 Class CA, 6% 2/25/31		5,087	5,146
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 5.58% 5/15/35 (f)		9,770	9,740
TOTAL U.S. GOVERNMENT AGENCY			38,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,664)			45,933
Commercial Mortgage Securities - 0.3%
		Principal Amount (000s) (j)	Value (000s)
Broadgate PLC 5.5525% 10/5/25 (f)	GBP	$ 970	$ 1,814
German Residential Asset Note Distributor PLC 3.857% 7/20/16 (f)	EUR	940	1,199
Opera Finance (CMH) PLC Class B, 3.39% 1/15/15 (f)	EUR	1,100	1,394
Opera Finance PLC 5.0269% 7/31/13 (f)	GBP	1,000	1,875
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.7069% 7/15/16 (f)	GBP	2,000	3,728
Trafford Centre Finance Ltd. 5.5634% 4/28/35 (f)	GBP	556	1,037
White Tower PLC Series 2006-1 Class D, 5.59% 10/23/13 (f)	GBP	1,000	1,872
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,762)			12,919
Foreign Government and Government Agency Obligations - 21.0%

Arab Republic 8.0203% to 9.4689% 2/27/07 to 3/20/07	EGP	11,555	1,936
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,333	8,020
5.589% 8/3/12 (f)		16,916	15,622
7% 3/28/11		9,445	9,098
11.7096% 3/5/08 (f)	ARS	8,419	2,716
Austrian Republic 5% 12/20/24 (e)	CAD	2,000	1,898
Banco Central del Uruguay:
value recovery A rights 1/2/21 (h)		1,000,000	0
value recovery B rights 1/2/21 (h)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		1,983	1,977
7.375% 2/3/15	EUR	500	718
8% 1/15/18		9,241	10,142
8.25% 1/20/34		2,825	3,237
8.75% 2/4/25		5,440	6,474
10.5% 7/14/14		2,920	3,668
11% 8/17/40		24,175	31,476
12.25% 3/6/30		8,150	13,122
12.75% 1/15/20		4,685	7,121
Canadian Government:
4.5% 9/1/07	CAD	22,000	19,756
5.25% 6/1/12	CAD	42,950	41,000
5.5% 6/1/09	CAD	5,500	5,117
5.75% 6/1/29	CAD	6,750	7,485
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (000s)
Central Bank of Nigeria:
Brady 6.25% 11/15/20		$ 4,750	$ 4,738
promissory note 5.092% 1/5/10		2,259	2,178
warrants 11/15/20 (a)(h)		2,750	481
City of Kiev 8.75% 8/8/08		2,550	2,636
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,726
Dominican Republic:
Brady 6.2725% 8/30/09 (f)		1,924	1,919
6.1875% 8/30/24 (f)		12,723	12,469
9.5% 9/27/11		5,687	6,105
Ecuador Republic:
9.375% 12/15/15 (e)		2,005	1,947
10% 8/15/30 (Reg. S)		11,815	10,953
12% 11/15/12 (Reg. S)		3,425	3,417
euro par 5% 2/28/25		1,545	1,147
Finnish Government 3.875% 9/15/17	EUR	49,700	63,724
French Government:
3% 1/12/11	EUR	45,750	56,623
3.25% 4/25/16	EUR	23,240	28,365
4% 4/25/55	EUR	750	972
German Federal Republic:
3.25% 6/13/08	EUR	14,450	18,214
4% 1/4/37	EUR	5,020	6,480
5% 7/4/12	EUR	12,670	17,175
Indonesian Republic:
6.75% 3/10/14		2,970	3,029
7.25% 4/20/15 (e)		2,200	2,310
7.25% 4/20/15		650	683
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		1,465	1,443
Japan Government:
Real Return Bond:
1.03% 7/20/20 (f)	JPY	1,125,000	9,023
1.22% 11/20/20 (f)	JPY	1,300,000	10,685
Inflation-Indexed 0.5% 6/10/15	JPY	4,080,000	32,973
0.3464% 10/23/06	JPY	200,000	1,692
0.9% 12/22/08	JPY	1,370,000	11,654
1.4% 3/21/11	JPY	425,000	3,652
1.5% 3/20/14	JPY	665,000	5,657
1.8% 3/20/16	JPY	917,000	7,879
2.4% 12/20/34	JPY	750,000	6,322
Lebanon, Republic of:
8.5669% 11/30/09 (e)(f)		2,180	2,202
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (000s)
Lebanon, Republic of: - continued
8.5669% 11/30/09 (f)		$ 8,720	$ 8,807
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)		4,535	4,637
Peruvian Republic:
3% 3/7/27 (d)		900	662
6.25% 3/7/27 (f)		1,545	1,514
7.35% 7/21/25		2,775	2,958
euro Brady past due interest 5% 3/7/17 (f)		9,519	9,376
Philippine Republic:
5.3203% 12/1/09 (f)		745	735
8.25% 1/15/14		5,795	6,317
8.375% 2/15/11		4,990	5,383
8.875% 3/17/15		4,860	5,540
9% 2/15/13		7,480	8,415
9.875% 1/15/19		7,435	9,164
10.625% 3/16/25		4,595	6,123
Republic of Iraq 5.8% 1/15/28 (e)		3,780	2,476
Russian Federation:
5% 3/31/30 (d)(e)		3,900	4,348
5% 3/31/30 (Reg. S) (d)		35,200	39,248
12.75% 6/24/28 (Reg. S)		5,820	10,447
State of Qatar 9.75% 6/15/30 (Reg. S)		6,365	9,412
Turkish Republic:
0% 4/9/08	TRY	12,795	6,229
11% 1/14/13		5,165	6,204
11.75% 6/15/10		13,070	15,312
11.875% 1/15/30		10,470	15,430
Ukraine Government:
(Reg. S) 6.875% 3/4/11		5,925	5,999
8.9025% 8/5/09 (f)		11,600	12,282
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	12,500	22,963
4.25% 6/7/32	GBP	850	1,614
4.25% 3/7/36	GBP	8,150	15,657
4.75% 6/7/10	GBP	250	468
4.75% 9/7/15	GBP	4,980	9,454
5% 3/7/25	GBP	5,170	10,490
8% 6/7/21	GBP	7,800	20,108
United Mexican States:
7.5% 4/8/33		8,085	9,326
8.3% 8/15/31		12,535	15,637
9% 12/20/12	MXN	31,680	3,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (000s)
United Mexican States: - continued
11.5% 5/15/26		$ 3,890	$ 6,142
Uruguay Republic:
5% 9/14/18	UYU	40,040	1,745
7.5% 3/15/15		1,470	1,529
8% 11/18/22		1,350	1,424
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		3,260	119
5.375% 8/7/10		3,040	2,950
6% 12/9/20		2,165	1,949
6.5106% 4/20/11 (f)		6,265	6,202
7% 12/1/18 (Reg. S)		2,290	2,290
7.65% 4/21/25		3,300	3,449
9.25% 9/15/27		2,425	2,966
10.75% 9/19/13		5,560	6,805
13.625% 8/15/18		6,155	9,140
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)		1,890	1,573
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $839,451)			887,074
Common Stocks - 0.7%
		Shares
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Intermet Corp. (a)(i)		113,725	1,304
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		330,000	5,920
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,711
Media - 0.5%
NTL, Inc.		750,369	19,082
NTL, Inc. warrants 1/13/11 (a)		6	0
			19,082
TOTAL CONSUMER DISCRETIONARY			29,017
Common Stocks - continued
		Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(e)		895	$ 2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		10,867	265
TOTAL COMMON STOCKS (Cost $24,043)			29,284
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	180
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,876
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,170	1,287
TOTAL CONSUMER DISCRETIONARY			3,163
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,281
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,444
TOTAL PREFERRED STOCKS (Cost $4,312)			4,624
Floating Rate Loans - 3.3%
		Principal Amount (000s) (j)	Value (000s)
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (f)		$ 340	$ 339
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (f)		2,235	2,255
Tranche 3, term loan 8.7044% 3/1/11 (f)		3,550	3,586
Lear Corp. term loan 7.8779% 4/25/12 (f)		2,470	2,421
			8,601
Automobiles - 0.1%
AM General LLC:
LOC 10.25% 9/30/12 (f)		132	133
term loan B 10.25% 9/30/13 (f)		3,968	3,988
			4,121
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.9007% 12/19/12 (f)		199	201
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (f)		1,800	1,737
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (f)		6,242	6,273
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (f)		6,364	6,332
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (f)		525	524
Tranche K2, term loan 7.64% 12/31/13 (f)		525	524
			13,653
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.8906% 4/6/13 (f)		2,316	2,334
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 8.33% 12/9/08 (f)		6,110	6,102
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.:
term loan 9.125% 3/5/14 (f)		1,650	1,689
term loan B1 7.625% 9/5/13 (f)		5,310	5,343
			7,032
TOTAL CONSUMER DISCRETIONARY			43,781
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (000s)
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.9438% 6/5/13 (f)		$ 1,142	$ 1,146
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (f)		2,020	2,081
Helix Energy Solutions Group, Inc. term loan 7.4918% 7/1/13 (f)		1,370	1,367
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (f)		540	544
term loan:
7.616% 10/31/07 (f)		1,650	1,650
7.6442% 10/31/12 (f)		2,228	2,244
			7,886
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
MGM Holdings II, Inc. Tranche B, term loan 8.6168% 4/8/12 (f)		2,298	2,270
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (f)		5,220	5,090
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.9725% 4/18/12 (f)		4,507	4,507
Tranche C, term loan 7.0646% 4/18/12 (f)		2,613	2,613
			14,480
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (f)		3,731	3,741
Newkirk Master LP Tranche B, term loan 7.08% 8/11/08 (f)		132	132
			3,873
TOTAL FINANCIALS			18,353
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche B, term loan 7.5015% 10/5/12 (f)		4,571	4,588
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (f)		$ 170	$ 171
Tranche 2LN, term loan 11.125% 3/28/14 (f)		70	71
			242
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (f)		250	256
Tranche C, term loan 12.7725% 3/16/08 (f)		4,010	4,120
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (f)		3,230	3,274
Tranche DD, term loan 9.125% 2/1/12 (f)		461	468
US Airways Group, Inc. term loan 8.8669% 3/31/11 (f)		560	563
			8,681
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4368% 10/3/12 (f)		144	144
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 7.21% 1/15/12 (f)		534	532
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (f)		212	211
			743
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.1816% 10/3/12 (f)		122	122
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (f)		80	80
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (f)		143	144
Tranche B, term loan 7.6704% 12/21/12 (f)		1,142	1,149
Laidlaw International, Inc. Class B, term loan 7.1169% 7/31/13 (f)		698	703
			1,996
TOTAL INDUSTRIALS			12,008
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (f)		$ 3,651	$ 3,660
SunGard Data Systems, Inc. Tranche B, term loan 7.9994% 2/10/13 (f)		5,274	5,320
			8,980
MATERIALS - 0.6%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 7.11% 8/13/13 (f)		4,980	4,992
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (f)		210	211
			5,203
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (f)		6,390	6,454
Tranche B1, term loan 7.3903% 12/23/12 (f)		11,791	11,813
			18,267
TOTAL MATERIALS			23,470
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.62% 3/21/15 (f)		2,840	2,982
Tranche B, term loan 8.1684% 9/21/13 (f)		1,420	1,427
Tranche C, term loan 8.6684% 9/21/14 (f)		1,420	1,427
Windstream Corp. Class B, term loan 7.26% 7/17/13 (f)		4,510	4,527
			10,363
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (f)		2,240	2,240
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (f)		628	634
			2,874
TOTAL TELECOMMUNICATION SERVICES			13,237
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (f)		$ 748	$ 752
term loan 7.3669% 2/1/13 (f)		3,265	3,282
			4,034
TOTAL FLOATING RATE LOANS (Cost $136,436)			137,479
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (f)		184	178
- Citibank 6.25% 3/28/13 (f)		644	625
- Credit Suisse First Boston 6.25% 3/28/13 (f)		2,892	2,805
- Deutsche Bank:
1.311% 3/28/13 (f)	JPY	83,518	668
6.25% 3/28/13 (f)		827	803
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,753)			5,079
Commercial Paper - 0.2%

Lake Constance Funding Ltd. 3.19% 10/20/06 (Cost $8,298)	EUR	6,500	8,228
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g) (Cost $125,490)	1,251,398	125,540
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06)	$ 329,589	$ 329,441
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06)	2,625	2,624
TOTAL CASH EQUIVALENTS (Cost $332,065)		332,065
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,122,687)		4,204,019
NET OTHER ASSETS - 0.6%		26,302
NET ASSETS - 100%		$ 4,230,321
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,920,000 or 6.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Quantity represents share amount.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,304,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153
(j) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,217
Fidelity Floating Rate Central Investment Portfolio	4,577
Total	$ 13,794

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 82,231	$ 43,251	$ -	$ 125,540	8.1%
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,117,021,000. Net unrealized appreciation aggregated $86,998,000, of which $119,821,000 related to appreciated investment securities and $32,823,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006